Annual Total Returns[BarChart] - PROFUND VP LARGE-CAP GROWTH - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	3.13%	12.72%	30.66%	12.93%	3.76%	5.01%	25.29%	(1.86%)	28.89%	30.93%